Equity - Subordinated notes - Tabular disclosure - Remuneration of Subordinated Notes (Details) € in Millions, £ in Millions		12 Months Ended
	Nov. 30, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022 GBP (£)	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 GBP (£)	Nov. 21, 2022 EUR (€)	Nov. 21, 2022 GBP (£)	Nov. 05, 2021 EUR (€)	May 11, 2021 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Subordinated notes		€ 4,950		€ 5,497		€ 5,803
Initial nominal value															€ 500
Historical value												€ 547
Rate															1.375%
Coupon on subordinated notes		(213)		(238)		(280)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020		2				(21)
Subordinated notes remuneration classified in equity		215		238		258
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		44							£ 39
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020								€ 21
Various tax effects on subordinated notes		(2)		29		(2)
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																						€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																						€ 1,000
Rate																						4.25%	4.25%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		1,000		1,000		1,000
Initial nominal value																						€ 1,000
Rate																						5.25%	5.25%
Coupon on subordinated notes		(53)		(53)		(53)
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes						514
Initial nominal value																						€ 782	£ 650
Rate																						5.88%	5.88%
Coupon on subordinated notes				(36)	£ (32)	(55)	£ (47)
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value																				€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes						118
Initial nominal value																				€ 1,000
Rate																				4.00%	4.00%
Coupon on subordinated notes				(3)		(21)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		1,250		1,250		1,250
Initial nominal value																				€ 1,250
Rate																				5.00%	5.00%
Coupon on subordinated notes		(63)		(63)		(63)
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes				547		721
Initial nominal value																				€ 771	£ 600
Rate																				5.75%	5.75%
Coupon on subordinated notes		(49)	£ (41)	(38)	£ (33)	(39)	£ (36)
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Redemption value																	€ 500
Initial nominal value																	€ 1		€ 1,000
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		1,000		1,000		1,000
Initial nominal value																			€ 1,000
Rate																			2.38%
Coupon on subordinated notes		(24)		(24)		(24)
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		500		500		500
Initial nominal value																€ 700		€ 500
Rate																		1.75%
Coupon on subordinated notes		(9)		(9)		(4)
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		700		700		€ 700
Initial nominal value																€ 700
Rate																1.75%
Coupon on subordinated notes		(12)		€ (12)
Subordinated Debt, 1.38 Percent, Issued November 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Subordinated notes		500												€ 500
Initial nominal value															€ 500
Rate															1.38%
Subordinated Debt 1.375 Percent Issued May 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value															€ 500
Rate															1.38%
Coupon on subordinated notes		€ (7)
Tranche One Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Redemption value | £													£ 426
Initial nominal value | £													£ 600
Historical value												€ 771
Tranche Two Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Repurchase of subordinated notes | £	£ 387
Historical value										€ 496
Tranche Three Subordinated Note [member]
Disclosure of detailed information about borrowings [line items]
Historical value										€ 50
Nominal amount remaining | £											£ 39
Borrowings, Nominal Amount Remaining as Percentage of Initial Nominal Amount	10.00%